Fair Value Disclosures - Carrying Value, Fair Value, and Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 4.8	$ 4.9
Fair Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5.3	5.1
Fair Value | Level 1
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Fair Value | Level 2
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Fair Value | Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 5.3	$ 5.1